One Maritime Plaza
Suite 2300
San Francisco, CA 94111-3513
+1 415 262 4500 Main
+1 415 262 4555 Fax
www.dechert.com

___________________________

AISHA HUNT

aisha.hunt@dechert.com
+1 415 262 4594 Direct
+1 415 262 4555 Fax

December 11, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4720

Re: Outlook Funds Trust (the "Trust")

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust, a newly organized open-end investment company, is Pre-Effective Amendment No. 1 to the Trust's initial registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 on Form N-1A ("Registration Statement"). This filing is being made for the purposes of (i) responding to comments of the staff of the Securities and Exchange Commission to the Trust's initial Registration Statement; and (ii) making certain other changes to the Prospectus and Statement of Additional Information for the 3D Printing Fund, a series of the Trust.

If you have any questions relating to this filing, please do not hesitate to contact me at 415.262.4594 or Sheelyn Michael at 212.698.3623.

Sincerely,

/s/ Aisha J. Hunt

Aisha J. Hunt, Esq.

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